Sale of Certain Smart Auto Business (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 13, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 27, 2023 shares
Sale of Certain Smart Auto Business
Fair value of total considerations | ¥		¥ 3,140,036
Investment income (loss), net		3,622,112	$ 510,164	¥ (5,769,873)	¥ (167,121)
Disposal group, including discontinued operation, liabilities, noncurrent | ¥	¥ 1,061,858
XPeng
Sale of Certain Smart Auto Business
Shareholding interests	100.00%
Aggregate Cost | ¥	¥ 3,540,849
XPeng
Sale of Certain Smart Auto Business
Equity method investment share issuable	58,164,217
Gain (Loss) on Investments [Member]
Sale of Certain Smart Auto Business
Investment income (loss), net | ¥		¥ 2,078,178
XPeng
Sale of Certain Smart Auto Business
Initial Consideration Shares						58,164,217
Start of Production Consideration Shares						4,636,447
XPeng | Tranch 1 Earn-out Shares
Sale of Certain Smart Auto Business
Initial Consideration Shares		14,054,605
XPeng | Tranch 2 Earn-out Shares
Sale of Certain Smart Auto Business
Initial Consideration Shares		14,276,521